LONG-TERM DEBT - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long Term Debt
Outstanding borrowings	$ 714.5	$ 780.5
Senior unsecured notes - due November 15, 2022
Long Term Debt
Outstanding borrowings	397.4	495.3
Notional amount	$ 400.3
Borrowings, interest rate	6.25%
Principal amount repurchased and cancelled	$ 99.7
Principal amount repurchased and cancelled, transaction costs	$ 0.3
Interest Coverage Ratio	minimum interest coverage incurrence covenant of earnings before interest, taxes, depreciation, amortization, impairment, and other non-cash adjustments to interest of 2:1.
Transaction Costs Capitalized	$ 9.9
Senior unsecured notes - due May 15, 2025
Long Term Debt
Outstanding borrowings	287.1	285.2
Notional amount	$ 300.0	$ 300.0
Borrowings, interest rate	6.375%
Interest Coverage Ratio	minimum interest coverage incurrence covenant of earnings before interest, taxes, depreciation, amortization, impairment, and other non-cash adjustments to interest of 2:1
Borrowing costs incurred	$ 10.7
Borrowings Redemption Price Percentage	100.00%
Credit Facility
Long Term Debt
Standby fees on undrawn amounts under credit facility, Percentage	0.73%	0.73%
Letters Of Credit Issued	$ 118.9	$ 110.8
Credit Facility Full Interest Rate	3.25%	3.25%
Increase Decrease The Capacity for Credit Facility	$ 400.0
Proceeds from non-current borrowings	$ 30.0
Credit Facility | Bottom of range [member]
Long Term Debt
Standby fees on undrawn amounts under credit facility, Percentage	0.51%
Credit Facility Full Interest Rate	1.25%
Credit Facility | Top of range [member]
Long Term Debt
Standby fees on undrawn amounts under credit facility, Percentage	0.84%
Credit Facility Full Interest Rate	3.75%